PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property And Equipment
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

The components of property and equipment are as follows:

	December 31,
	2011	2010
Land	$1,808,958	$1,830,711
Buildings and improvements	8,685,469	8,796,739
Construction in process	21,270	14,896
Furniture and equipment	919,468	829,502
	11,435,165	11,471,848
Less accumulated depreciation	(1,347,011)	(909,527)

	$10,088,154	$10,562,321

Depreciation expense for the years ended December 31, 2011 and 2010 amounted to $566,608 and $592,552, respectively.